FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906





                           June 22, 2009

VIA EDGAR  TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: John C. Grzeskiewicz, Esq.
           Christina L. DiAngelo


       RE: FRANKLIN TAX-EXEMPT MONEY FUND (FILE NOS. 811-03193;
           333-159216) - REORGANIZATION OF FRANKLIN NEW YORK
           TAX-EXEMPT MONEY FUND, A DELAWARE STATUTORY TRUST, WITH AND INTO FRANKLIN TAX-EXEMPT MONEY FUND

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the "Securities Act"), is Pre-Effective Amendment No. 2 (the "Amendment") to the registration statement on Form N-14 (the "Registration Statement") of Franklin Tax-Exempt Money Fund, which was initially filed on May 13, 2009. The Amendment is being filed to revise the Registration Statement to reflect comments received from the staff (the "Staff") of the U.S. Securities and Exchange Commission (the "Commission").

Pursuant to the requirements of Rule 461 of the 1933 Act, the undersigned officers of the Registrant and Franklin Templeton Distributors, Inc., the principal underwriter of the Registrant, respectfully request that the effectiveness of the Amendment be accelerated to June 23, 2009. It is our understanding that the Staff has previously discussed the possible acceleration of the Amendment with Bruce Bohan, Corporate Counsel, Franklin Templeton Investments.

In connection with this request for acceleration, the Registrant acknowledges that: (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Registrant's filing; (ii) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (iii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iv) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (i) The prospectus of Franklin Tax-Exempt Money Fund dated December 1, 2008, as supplemented to date; (ii) Statement of Additional Information of Franklin Tax-Exempt Money Fund, dated December 1, 2008, as supplemented to date; (iii) Annual Report of Franklin Tax-Exempt Money Fund for the fiscal year ended July 31, 2008; (iv) Semi-Annual Report of Franklin Tax-Exempt Money Fund for the period ended January 31, 2009; (v) Annual Report of Franklin New York Tax-Exempt Money Fund for the fiscal year ended September 30, 2008; and (vi) Semi-Annual Report of Franklin New York Tax-Exempt Money Fund for the period ended March 31, 2009.

Thank you for your prompt attention to the Amendment and to the request for acceleration of the effective date of the Amendment.
Please direct any questions regarding this filing and acceleration request to Bruce Bohan, Corporate Counsel, Franklin
Templeton Investments, at (650) 312-3504.

Sincerely yours,

/s/ DAVID P. GOSS                   /s/ STEVEN J. GRAY
David P. Goss                       Steven J. Gray
Vice President                      Vice President and
Franklin Tax-Exempt Money Fund      Assistant Secretary
                                    Franklin/Templeton
                                    Distributors, Inc.


cc:   Kristin H. Ives, Esq.
      Raj Dadoo - PricewaterhouseCoopers LLP